NOTE 14 - COMMITMENTS AND CONTINGENCIES - Future Lease Payments (Details) - USD ($)	May 31, 2022	Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments, Next Rolling 12 Months	$ 238,443
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	258,064
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	249,362
Operating Leases, Future Minimum Payments, Due in Rolling Year Four	254,183
Operating Leases, Future Minimum Payments, Due in Rolling Year Five	171,642
Lessee, Operating Lease, Liability, to be Paid	$ 1,171,694	$ 48,822